Other receivables and prepaid expenses (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables [Abstract]
Rent and other deposits	$ 10,185	$ 23,270
Employee advances and others	605
Prepaid taxes and services fees	188,725	9,672
Total other receivables and prepaid expenses	$ 199,515	$ 32,942